SUPPLEMENTAL FINANCIAL INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Mar. 28, 2014	Sep. 27, 2013
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Schedule of Tax Effects of Comprehensive Income

For the three and six months ended March 28, 2014 and March 29, 2013, the tax effects on comprehensive income (loss) were as follows (in thousands):

	Three Months Ended March 28, 2014	Three Months Ended March 29, 2013
Foreign currency translation adjustments	$1,430	$2,707
Fair value of cash flow hedges	1,654	(1,690)
Pension plan adjustments	82	294

	Six Months Ended March 28, 2014	Six Months Ended March 29, 2013
Foreign currency translation adjustments	$4,027	$7,021
Fair value of cash flow hedges	(1,343)	(5,536)
Pension plan adjustments	166	611

The tax effects on comprehensive income were as follows (in thousands):

	Fiscal Year Ended September 27, 2013	Fiscal Year Ended September 28, 2012	Fiscal Year Ended September 30, 2011
Pension plan adjustments	$(10,198)	$8,646	$2,207
Foreign currency translation adjustments	13,690	2,684	(5,515)
Fair value of cash flow hedges	(5,776)	(22,197)	(36,050)
Share of equity investee’s comprehensive loss	(1,510)	7,200	—